Consolidated Income Statement € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 EUR (€) € / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 EUR (€) € / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 EUR (€) € / shares shares
Operating revenues
Scheduled revenues		€ 5,134.0		€ 4,868.2		€ 4,967.2
Ancillary revenues		2,017.0		1,779.6		1,568.6
Total operating revenues – continuing operations		7,151.0		6,647.8		6,535.8
Operating expenses
Fuel and oil		(1,902.8)		(1,913.4)		(2,071.4)
Airport and handling charges		(938.6)		(864.8)		(830.6)
Staff costs		(738.5)		(633.0)		(585.4)
Route charges		(701.8)		(655.7)		(622.9)
Depreciation		(561.0)		(497.5)		(427.3)
Marketing, distribution and other		(410.4)		(322.3)		(292.7)
Maintenance, materials and repairs		(148.3)		(141.0)		(130.3)
Aircraft rentals		(82.3)		(86.1)		(115.1)
Total operating expenses		(5,483.7)		(5,113.8)		(5,075.7)
Operating profit - continuing operations		1,667.3		1,534.0		1,460.1
Gain on disposal of available for sale financial asset					$ 317.5	317.5
Finance expense		(60.1)		(67.2)		(71.1)
Finance income		2.0		4.2		17.9
Foreign exchange gain/(loss)		2.1		(0.7)		(2.5)
Total other income/(expenses)		(56.0)		(63.7)		261.8
Profit before tax		1,611.3		1,470.3		1,721.9
Tax expense on profit		(161.1)		(154.4)		(162.8)
Profit for the year - all attributable to equity holders of parent	$ 1,450.2	€ 1,450.2	$ 1,315.9	€ 1,315.9	$ 1,559.1	€ 1,559.1
Basic earnings per ordinary share (euro cent) | € / shares		€ 1.2151		€ 1.0530		€ 1.1626
Diluted earnings per ordinary share (euro cent) | € / shares		€ 1.2045		€ 1.0464		€ 1.1563
Number of ordinary shares (in Ms) | shares	1,193.5	1,193.5	1,249.7	1,249.7	1,341.0	1,341.0
Number of diluted shares (in Ms) | shares	1,204.0	1,204.0	1,257.5	1,257.5	1,348.4	1,348.4